Inventories	12 Months Ended
Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories
10.	INVENTORIES.

The detail of inventories as of December 31, 2017 and 2016, is as follows:

	As of December 31,
	2017	2016
Classes of Inventories	ThCh$	ThCh$
Supplies for Production	16,879,260	12,377,179
Gas	2,301,172	2,159,901
Oil	2,593,806	2,556,438
Coal	11,984,282	7,660,840
Other inventories (*)	22,807,682	25,162,417
Total	39,686,942	37,539,596

(*) Other inventories	22,807,682	25,162,417
Supplies for projects and spare parts	12,311,718	17,076,698
Electrical materials	10,495,964	8,085,719

There are no inventories pledged as security for liabilities.

For the years ended December 31, 2017, 2016 and 2015, raw materials and consumables recognized as fuel expenses were ThCh$280,739,362, ThCh$295,148,838 and ThCh$327,502,996, respectively, See Note 26.

As of December 31, 2017, no inventories have been written down due to obsolescence.